Net Interest Income	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Net Interest Income
7	Net interest income

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loans originated by consolidated trust plans
Interest income	21,229,806	25,869,521	14,767,163
Interest expense	(8,400,992)	(10,216,770)	(6,722,267)

Net interest income from loans originated by consolidated trust plans	12,828,814	15,652,751	8,044,896

Loans originated by consumer finance company and microloan lending companies
Interest income	1,535,023	4,023,755	5,007,555
Interest expense	(189,606)	(695,130)	(704,094)

Net interest income from loans originated by microloan lending companies and consumer finance company	1,345,417	3,328,625	4,303,461

Total net interest income	14,174,231	18,981,376	12,348,357